Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

A. Agreement to Acquire Hospira, Inc. (Hospira)
On February 5, 2015, we announced that we have entered into a definitive merger agreement under which we agreed to acquire Hospira, the world’s leading provider of injectable drugs and infusion technologies and a global leader in biosimilars, for $90 per share in cash, for a total enterprise value of approximately $17 billion. We expect to finance the transaction through a combination of existing cash and new debt, with approximately two-thirds of the value financed from cash and one-third from debt. The transaction is subject to customary closing conditions, including regulatory approvals in several jurisdictions and the approval of Hospira's shareholders, and is expected to close in the second half of 2015.

B. Acquisition of Marketed Vaccines Business of Baxter International Inc. (Baxter)
On December 1, 2014 (which falls in the first fiscal quarter of 2015 for our international operations), we completed the acquisition of Baxter's portfolio of marketed vaccines for $635 million. The portfolio that was acquired consists of NeisVac-C and FSME-IMMUN/TicoVac. NeisVac-C is a vaccine that helps protect against meningitis caused by group C meningococcal meningitis and FSME-IMMUN/TicoVac is a vaccine that helps protect against tick-borne encephalitis. We also acquired a portion of Baxter’s facility in Orth, Austria, where these vaccines are manufactured. The allocation of the consideration transferred to the assets acquired and the liabilities assumed has not yet been completed.

C. Collaboration with OPKO Health, Inc. (OPKO)
On December 13, 2014, we entered into a collaborative agreement with OPKO to develop and commercialize OPKO’s long-acting human growth hormone (hGH-CTP) for the treatment of growth hormone deficiency (GHD) in adults and children, as well as for the treatment of growth failure in children born small for gestational age (SGA) who fail to show catch-up growth by two years of age. hGH-CTP has the potential to reduce the required dosing frequency of human growth hormone to a single weekly injection from the current standard of one injection per day. The transaction closed on January 28, 2015, upon termination of the Hart-Scott-Rodino waiting period. In February 2015, we made an upfront payment of $295 million to OPKO and OPKO is eligible to receive up to an additional $275 million upon the achievement of certain regulatory milestones. We have received the exclusive license to commercialize hGH-CTP worldwide. In addition, OPKO is eligible to receive initial tiered royalty payments associated with the commercialization of hGH-CTP for Adult GHD, which is subject to regulatory approval. Upon the launch of hGH-CTP for Pediatric GHD, which is subject to regulatory approval, the royalties will transition to tiered gross profit sharing for both hGH-CTP and our product, Genotropin. OPKO will lead the clinical activities and will be responsible for funding the development programs for the key indications, which includes Adult and Pediatric GHD and Pediatric SGA. We will be responsible for all development costs for additional indications as well as all post-marketing studies. In addition, we will fund the commercialization activities for all indications and lead the manufacturing activities covered by the global development plan.

D. Accelerated Share Repurchase Agreement
On February 9, 2015, we entered into an accelerated share repurchase agreement with Goldman, Sachs & Co. (GS&Co.) to repurchase $5 billion of our common stock. Approximately 150 million of the shares to be repurchased under the transaction were received by us on February 11, 2015. At settlement of the agreement, which is expected to occur during or prior to the third quarter of 2015, GS&Co. may be required to deliver additional shares of common stock to us, or, under certain circumstances, we may be required to deliver shares of our common stock or may elect to make a cash payment to GS&Co., with the number of shares to be delivered or the amount of such payment based on the difference between the volume-weighted average price, less a discount, of our common stock during the term of the transaction and the initial $5 billion paid. This agreement was entered into pursuant to our previously announced share repurchase authorization.